Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 19: SUBSEQUENT EVENTS

In July 2014, Navios Acquisition, entered into a term loan facility of up to $132,413 (divided into eight tranches) with Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB for the (i) refinancing of the purchase price for one very large crude carrier and two MR2 product tankers, (iii) post-delivery financing of two newbuilding MR2 product tankers, and (iii) the refinancing of an existing facility with Deutsche Bank AG Filiale Deutschlandgeschäft for three MR2 product tankers.  Each tranche of the facility is repayable in 20 equal quarterly installments of between approximately $344 and $895, each with a final balloon repayment of the balance to be repaid on the last repayment date.  The maturity of the loan is July 18, 2019.  The first three tranches of the facility bear interest at LIBOR plus 325 bps per annum and the fourth through eighth tranches bear interest at LIBOR plus 310 bps per annum.  The agreement also requires compliance with certain financial covenants.

On July 21, 2014, Navios Acquisition took delivery of the Nave Electron, a 2002-built VLCC of 305,178 dwt for a purchase price of $41,000. The Nave Electron has been provided as collateral under the 8.125% First Priority Ship Mortgage Notes due 2021, in place of the Nave Dorado and the Nave Lucida (MR2 product tankers).
On August 11, 2014, the Board of Directors declared a quarterly cash dividend in respect of the second quarter of 2014 of $0.05 per share of common stock payable on October 2, 2014 to stockholders of record as of September 17, 2014. The declaration and payment of any further dividends remain subject to the discretion of the Board of Directors and will depend on, among other things, Navios Acquisition's cash requirements as measured by market opportunities and restrictions under its credit agreements and other debt obligations and such other factors as the Board of Directors may deem advisable.